Allowance for Loan Losses (Summary of Primary Segments of Loan Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	$ 742,647		$ 716,359
Individually evaluated for impairment	2,250		4,806
Total Loans	744,897		721,165
General reserve allocation	10,398		10,985
Specific reserve allocation	747		1,586
Total allowance for loan losses	11,145	10,960	12,571	13,317	13,778	14,623
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	116,153		102,822
Individually evaluated for impairment
Total Loans	116,153		102,822
General reserve allocation	2,780		2,596
Specific reserve allocation
Total allowance for loan losses	2,780	2,667	2,596	2,352	2,483	2,365
Commercial loans secured by real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	387,806		378,546
Individually evaluated for impairment	2,238		4,793
Total Loans	390,044		383,339
General reserve allocation	5,236		6,210
Specific reserve allocation	747		1,586
Total allowance for loan losses	5,983	5,989	7,796	8,378	8,555	9,400
Real estate-mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	221,736		217,584
Individually evaluated for impairment
Total Loans	221,736		217,584
General reserve allocation	1,279		1,269
Specific reserve allocation
Total allowance for loan losses	1,279	1,267	1,269	1,206	1,250	1,270
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	16,952		17,407
Individually evaluated for impairment	12		13
Total Loans	16,964		17,420
General reserve allocation	146		150
Specific reserve allocation
Total allowance for loan losses	146	147	150	155	166	174
Allocation for general risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
General reserve allocation	957		760
Specific reserve allocation
Total allowance for loan losses	$ 957	$ 890	$ 760	$ 1,226	$ 1,324	$ 1,414